Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of segment reporting

	For the Nine Months ended September 30, 2025
	Perfecular & Lusher	Corporate & IoT	Total
Revenue	$26,019	$228,255	$254,274
Cost of revenue	21,835	215,919	237,754
Gross profit	4,184	12,336	16,520

Operating expenses
Selling expense	1,165	57,609	58,774
Compensation – officers and directors	–	375,725	375,725
Research and development	441,507	686,126	1,127,633
Professional fees	–	1,224,063	1,224,063
General and administrative	2,524	1,222,464	1,224,988
Total operating expense	445,196	3,565,987	4,011,183

Loss from operations	(441,012)	(3,553,651)	(3,994,663)

Total other income	1	71,261	71,262

Net loss	$(441,011)	$(3,482,390)	$(3,923,401)

The following tables summarize the financial information of each operating segment of the Company for the nine months ended September 30, 2024:

	For the Nine Months ended September 30, 2024
	Perfecular & Lusher	Corporate & IoT	Total
Revenue	$21,039	$243,915	$264,954
Cost of revenue	23,343	104,343	127,686
Gross profit (loss)	(2,304)	139,572	137,268

Operating expenses
Selling expense	24,667	71,360	96,027
Compensation – officers and directors	–	687,303	687,303
Research and development	111,600	836,441	948,041
Professional fees	–	985,368	985,368
General and administrative	18,077	1,594,658	1,612,735
Total operating expense	154,344	4,175,130	4,329,474

Loss from operations	(156,648)	(4,035,558)	(4,192,206)

Total other income	1,329	3,229,924	3,231,253

Loss from discontinued operations	–	(277,823)	(277,823)

Net loss	$(155,319)	$(1,083,457)	$(1,238,776)